August 8, 2007

Supplement

SUPPLEMENT DATED AUGUST 8, 2007 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE FOCUS GROWTH PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2007

The section of the Prospectus entitled ‘‘The Portfolio — Investment Objective’’ is hereby deleted and replaced with the following:

The Portfolio seeks long-term capital growth.

The first sentence of the section of the Prospectus entitled ‘‘The Portfolio — Principal Investment Strategies’’ is hereby deleted and replaced with the following:

The Portfolio normally invests at least 65% of its assets in a portfolio of common stocks (including depositary receipts).

The following paragraph is hereby added as the ninth paragraph of the section of the Prospectus entitled ‘‘The Portfolio — Principal Risks’’:

Non-Diversified Status.    The Portfolio is a ‘‘non-diversified’’ mutual fund and, as such, its investments are not required to meet certain diversification requirements under federal law. Compared with ‘‘diversified’’ funds, the Portfolio may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Portfolio’s assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Portfolio’s overall value to decline to a greater degree.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

LIT SPT SD FG 08/07

August 8, 2007

Supplement

SUPPLEMENT DATED AUGUST 8, 2007 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
Dated May 1, 2007

The second sentence in the section of the Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — A. Classification’’ is hereby deleted and replaced with the following:

Each Portfolio (except the Focus Growth Portfolio) is ‘‘diversified’’ as defined in the Investment Company Act. The Focus Growth Portfolio is ‘‘non-diversified’’ and, as such, the Portfolio’s investments are not required to meet certain diversification requirements under federal securities law. Compared with ‘‘diversified’’ funds, the Focus Growth Portfolio may invest a greater percentage of its assets in the securities of an individual corporation or governmental entity. Thus, the Focus Growth Portfolio’s assets may be concentrated in fewer securities than other funds. A decline in the value of those investments would cause the Focus Growth Portfolio’s overall value to decline to a greater degree.

The first paragraph of the section of the Statement of Additional Information entitled ‘‘II. Description of the Fund and Its Investments and Risks — D. Fund Policies/Investment Restrictions — Restrictions Applicable to All Portfolios’’ is hereby deleted and replaced with the following:

1. With the exception of the Focus Growth Portfolio, invest in a manner inconsistent with its classification as a ‘‘diversified company’’ as provided by (i) the Investment Company Act, as amended from time to time, (ii) the rules and regulations promulgated by the SEC under the Investment Company Act, as amended from time to time, or (iii) an exemption or other relief applicable to the Portfolio from the provisions of the Investment Company Act, as amended from time to time.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.